Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Convergence Long/Short Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Convergence Long/Short Equity ETF NAV
Account Value	$ 27,592	$ 19,770	$ 17,766	$ 17,352	$ 13,529	$ 14,655	$ 13,994	$ 12,995	$ 10,938	$ 10,315	$ 10,000
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 33,631	$ 25,007	$ 22,207	$ 24,897	$ 19,706	$ 16,557	$ 14,336	$ 13,585	$ 11,111	$ 10,258	$ 10,000